Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on unrealized gain (loss) on marketable securities	$ (5)	$ 0	$ 0
Tax (benefit) provision of unrealized loss on interest rate swap	(7,634)	(6,692)	3,667
Tax (benefit) provision of reclassification adjustment	$ 4,241	$ 4,256	$ 4,182